Long-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Long-term investments
Schedule of long-term investments

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Equity investments – equity method	54,362	54,833	7,723
Equity investments – without readily determinable fair values	172,563	150,112	21,143
Equity investments – securities with readily determinable fair values (Note 22(a))	889	1,865	263
Held-to-maturity investments	2,748	3,009	424
Total	230,562	209,819	29,552

Schedule of equity investments without readily determinable fair values

	As of December 31,
	2022	2023
	RMB	RMB	US$(Note 2(d))
Equity investments without readily determinable fair values:
Initial cost	174,983	174,771	24,616
Net cumulative fair value adjustments	47,082	47,082	6,631
Impairment	(49,502)	(71,741)	(10,104)
Carrying Value	172,563	150,112	21,143